Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The following table reconciles the face value of the 2017 Notes, 2021 Notes, 2021 PIK Notes and Term Loans to the carrying value included in the consolidated balance sheet as of December 31, 2016 and 2015 (in thousands):.

	December 31, 2016				December 31, 2015
	2017 Notes	2021 Notes	2021 PIK Notes	Term Loans	2017 Notes	2021 Notes	2021 PIK Notes	Term Loans
Face Value	$22,650	$14,177	$243,468	$10,000	$350,000	$—	$—	$—
Unamortized Deferred Financing Costs	(82)	(108)	—	(2,751)	(2,992)	—	—	—
Excess (shortfall) Carrying Value	—	1,159	(590)	—	—	—	—	—
Accrued PIK Interest	—	—	5,722	—	—	—	—	—
Carrying Value	$22,568	$15,228	$248,600	$7,249	$347,008	$—	$—	$—